Investment Objectives and Goals	Jul. 30, 2025
Plumb Balanced Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	Plumb Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Plumb Balanced Fund (the “Balanced Fund”) seeks a high total return through capital appreciation while attempting to preserve principal,
Objective, Secondary [Text Block]	and secondarily seeks current income.
Plumb Equity Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	Plumb Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.